Note 20 - Business Segments (Details) - Segment Revenues In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] Customers [Member] USD ($)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] Intersegment [Member] USD ($)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] Intersegment [Member] JPY (¥)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] USD ($)	Mar. 31, 2014 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2013 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2012 Network Service and Systems Integration Business [Member] JPY (¥)	Mar. 31, 2014 ATM Operation Business [Member] Customers [Member] USD ($)	Mar. 31, 2014 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] Customers [Member] JPY (¥)	Mar. 31, 2014 ATM Operation Business [Member] USD ($)	Mar. 31, 2014 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2013 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2012 ATM Operation Business [Member] JPY (¥)	Mar. 31, 2014 Intersegment Eliminations [Member] USD ($)	Mar. 31, 2014 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2013 Intersegment Eliminations [Member] JPY (¥)	Mar. 31, 2012 Intersegment Eliminations [Member] JPY (¥)
Segment Reporting Information [Line Items]
Revenue	$ 1,109,655	¥ 114,272,351	¥ 106,248,486	¥ 97,314,605	$ 1,082,205	¥ 111,445,519	¥ 103,928,400	¥ 95,990,449	$ 4,428	¥ 455,975	¥ 558,753	¥ 506,030	$ 1,086,633	¥ 111,901,494	¥ 104,487,153	¥ 96,496,479	$ 27,450	¥ 2,826,832	¥ 2,320,086	¥ 1,324,156	$ 27,450	¥ 2,826,832	¥ 2,320,086	¥ 1,324,156	$ 4,428	¥ 455,975	¥ 558,753	¥ 506,030